UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 132.0%
Corporate — 15.7%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$500	$550,010
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	220,396
Essex County Industrial Development Agency New York, Refunding RB, International Paper Co. Project, Series A, AMT, 5.50%, 10/01/26	625	631,869
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	750	783,472
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b):
7.63%, 8/01/25	1,600	1,632,672
7.75%, 8/01/31	1,500	1,541,610
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,780	1,999,207
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	2,400	2,425,272
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,589,925
		12,374,433
County/City/Special District/School District — 34.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	500	527,850
4.63%, 10/01/40	275	290,458
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corporation Project, 5.38%, 10/01/41	280	307,306
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	561,740
Sub-Series G-1, 6.25%, 12/15/31	250	306,565
Sub-Series I-1, 5.38%, 4/01/36	450	514,075
City of Syracuse New York, GO, Airport Terminal Security and Access Improvement, Series A (AGM), 4.75%, 11/01/31	500	531,590

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	$1,850	$1,936,617
(AGM), 5.75%, 2/15/47	1,550	1,784,561
Monroe County Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,141,730
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.91%, 3/01/35 (c)	500	171,735
CAB, Yankee Stadium (AGC), 6.11%, 3/01/42 (c)	1,750	388,343
CAB, Yankee Stadium (AGC), 6.25%, 3/01/45 (c)	500	90,900
Queens Baseball Stadium, 5.00%, 1/01/39	500	497,790
Queens Baseball Stadium, 6.38%, 1/01/39	100	113,252
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,452,100
Building Aid Revenue, Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,618,800
Building Aid Revenue, Series S-2 (NPFGC), 4.25%, 1/15/34	250	256,425
Future Tax Secured, Series B, 5.00%, 11/01/12 (d)	1,880	1,916,942
Future Tax Secured, Series B, 5.00%, 11/01/27	3,120	3,174,818
Future Tax Secured, Series D, 5.00%, 11/01/38	825	932,712
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	250	259,790
4.75%, 11/15/45	640	652,435
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,119,850
4 World Trade Center Project, 5.75%, 11/15/51	670	770,654
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,196,679
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	729,910
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,400	1,545,222

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	$500	$562,300
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	274,655
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	150	177,711
		26,805,515
Education — 20.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(e):
7.00%, 5/01/25	345	79,353
7.00%, 5/01/35	220	50,602
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	250	272,333
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	755	762,588
Geneva Industrial Development Agency New York, RB, Hobart & William Smith Project, Series A, 5.38%, 2/01/33	2,000	2,056,540
Herkimer County Industrial Development Agency New York, RB, College Foundation Inc. Student Housing Project, 6.25%, 8/01/34	385	389,789
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	378,812
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	1,250	1,277,287
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	1,050	1,160,712
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 4.75%, 12/01/39	925	991,239
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/30	2,000	2,078,040
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	587,610
Fordham University, Series A, 5.50%, 7/01/36	150	171,909

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	$625	$731,188
Teachers College, Series B, 5.00%, 7/01/42	500	555,610
University of Rochester, Series A, 5.13%, 7/01/39	250	277,270
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	285,010
New York University, Series A, 5.00%, 7/01/37	600	681,906
Rockefeller University, Series B, 4.00%, 7/01/38	250	262,490
Skidmore College, Series A, 5.25%, 7/01/29	200	230,558
Skidmore College, Series A, 5.25%, 7/01/31	300	343,050
Teachers College, 5.50%, 3/01/39	650	725,036
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	410	422,751
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	516,578
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	558,915
		15,847,176
Health — 21.2%
Clarence Industrial Development Agency, RB, Bristol Village Project (Ginnie Mae), 6.00%, 1/20/44	1,640	1,692,923
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	328,995
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	242,140
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital Rochester Project (FHA), 5.50%, 8/15/40	425	482,485
New York City Industrial Development Agency, RB, Eger Harbor Project, Series A (Ginnie Mae), 5.88%, 5/20/44	975	1,032,145

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
New York State Dormitory Authority, MRB, St. Barnabas, Series A (FHA), 5.00%, 2/01/31	$1,000	$1,005,990
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	557,410
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	313,125
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	350	404,464
New York University Hospital Center, Series A, 5.75%, 7/01/31	425	481,567
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	572,532
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	750	840,930
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,017,540
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	556,115
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,047,900
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,102,730
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	500	559,965
Teachers College, Series A, 5.00%, 7/01/31	525	601,009
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	367,357
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	450	456,332
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,072,920
Series B, 6.00%, 11/01/30	150	174,633

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	$750	$754,680
		16,665,887
Housing — 3.2%
New York City Housing Development Corp., RB, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,474,315
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,024,330
		2,498,645
State — 5.7%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	356,808
Series C, 5.00%, 12/15/31	500	566,395
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	800	862,032
New York State Urban Development Corp., RB, State Personal Income Tax, Series B, 5.00%, 3/15/35	2,000	2,168,720
State of New York, GO, Series A, 5.00%, 2/15/39	500	555,500
		4,509,455
Tobacco — 2.9%
TSASC Inc. New York, RB, Tobacco Settlement, Asset-Backed, Series 1, 5.75%, 7/15/12 (d)	2,250	2,265,120
Transportation — 14.9%
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	850	893,903
(NPFGC), 4.50%, 2/15/47	1,510	1,525,674
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	750	960,757
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/30	5,000	5,087,900
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	500	555,660
5.25%, 12/15/43	500	568,695
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,109,750

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB (concluded):
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	$1,000	$1,034,810
		11,737,149
Utilities — 14.3%
Long Island Power Authority, RB:
CAB (AGM), 5.26%, 6/01/28 (c)	3,515	2,075,502
General, Series A (AGM), 5.00%, 5/01/36	250	275,683
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,187,800
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	500	598,285
New York City Municipal Water Finance Authority, RB:
Series B, 5.00%, 6/15/36	600	669,504
Water & Sewer System, Series A, 5.13%, 6/15/12 (d)	3,045	3,050,816
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series EE, 4.00%, 6/15/45	770	776,976
Water & Sewer System, Series A, 5.13%, 6/15/34	575	577,064
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water Project:
5.00%, 6/15/36	350	400,586
Series A, 5.00%, 6/15/37	1,500	1,665,435
		11,277,651
Total Municipal Bonds in New York		103,981,031

Multi-State — 5.8%
Housing — 5.8%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	500	544,965
6.00%, 5/15/15	1,500	1,644,285
6.00%, 5/15/19	1,000	1,174,660
6.30%, 5/15/19	1,000	1,191,170
Total Municipal Bonds in Multi-State		4,555,080
Puerto Rico — 9.2%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	500	545,720

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State — 5.0%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.41%, 8/01/32 (c)	$750	$255,787
First Sub-Series A, 6.50%, 8/01/44	1,000	1,178,930
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (AMBAC), 5.14%, 8/01/54 (c)	5,000	428,200
CAB, Series A (NPFGC), 5.75%, 8/01/41 (c)	1,500	296,940
CAB, Series A (NPFGC), 5.96%, 8/01/43 (c)	4,000	700,480
Senior Series C, 5.25%, 8/01/40	1,015	1,122,996
		3,983,333
Transportation — 2.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series CC (AGM), 5.50%, 7/01/30	1,000	1,184,600
Series D, 5.38%, 7/01/12 (d)	1,000	1,004,300
		2,188,900
Utilities — 0.7%
Puerto Rico Electric Power Authority, Refunding RB, Series W (NPFGC), 5.25%, 7/01/29	500	556,395
Total Municipal Bonds in Puerto Rico		7,274,348

Total Municipal Bonds – 147.0%		115,810,459

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New York — 15.3%
County/City/Special District/School District — 7.2%
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,250	2,344,770
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	1,995	2,269,093
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/44	1,000	1,081,340
		5,695,203
Transportation — 1.5%
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,148,220

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New York (concluded)
Utilities — 6.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	$240	$289,637
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,728,255
Second General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,123,234
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,051,061
		5,192,187
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 15.3%		12,035,610
Total Long-Term Investments (Cost – $118,828,887) – 162.3%		127,846,069

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (i)(j)	135,947	135,947
Total Short-Term Securities (Cost – $135,947) – 0.1%		135,947
Total Investments (Cost - $118,964,834*) – 162.4%		127,982,016
Other Assets Less Liabilities – 2.3%		1,825,216
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.4)%		(6,619,871)
VRDP Shares, at Liquidation Value – (56.4)%		(44,400,000)

Net Assets Applicable to Common Shares – 100.0%		$78,787,361

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$112,180,526
Gross unrealized appreciation	$9,628,884
Gross unrealized depreciation	(443,923)
Net unrealized appreciation	$9,184,961

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Non-income producing security.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

BIF New York Municipal Money Fund	2,604,133	(2,468,186)	135,947	$30

(j)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
23	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$3,080,563	$(26,997)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector subclassifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$127,846,069	—	$127,846,069
Short-Term Securities	$135,947	—	—	135,947
Total	$135,947	$127,846,069	—	$127,982,016

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	6

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(26,997)	—	—	$(26,997)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$61,000	—	—	$61,000
Liabilities:
TOB trust certificates	—	$(6,616,529)	—	(6,616,529)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$61,000	$(51,016,529)	—	$(50,955,529)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 25, 2012